CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Loss	$ (6,576)	$ (6,597)	$ (8,276)
Adjustments to reconcile net loss to net cash provided by in operating activities:
Share-based compensation expenses	797	1,120	808
Depreciation and amortization	1,974	2,103	1,876
Accrued severance pay, net	(102)	(21)	63
Loss from sale of property and equipment, net	5
Decrease in long term assets	63	69	61
Decrease in deferred tax assets, net			820
Decrease in trade receivables, net	1,496	2,456	2,015
Increase (decrease) in interest pay	(17)	17
Increase (decrease) long term liabilities	620	(301)	(40)
Decrease (increase) in other accounts receivable and prepaid expenses	(246)	51	(184)
Increase (decrease) in trade payables	236	(96)	41
Increase (decrease) in deferred revenues	(1,480)	104	655
Increase (decrease) in accrued expenses and other accounts payable	609	(866)	1,121
Net cash used in operating activities	(2,621)	(1,961)	(1,040)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	(119)	145	48
Increase in long term deposits		(2)	(23)
Purchase of property and equipment	(493)	(225)	(905)
Business acquired			(216)
Net cash used in investing activities	(612)	(82)	(1,096)
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options		18	190
Change in other long term convertible note		4,422
Decrease (increase) in short term bank borrowings	(2,200)	2,923	77
Net cash provided (used) by financing activities	(2,200)	7,363	267
Effect of exchange rate on cash and cash equivalent balances	28	(88)	(113)
Increase (decrease) in cash and cash equivalents	(5,405)	5,232	(1,982)
Cash and cash equivalents at the beginning of the year	7,636	2,404	4,386
Cash and cash equivalents at the end of the year	2,231	7,636	2,404
Cash paid during the year for:
Taxes	118	72	14
Interest	$ 165	$ 143	$ 107